FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Tables)	6 Months Ended
Jun. 30, 2026
Financial Liabilities Fair Value Disclosure [Abstract]
Schedule of Financial Liability
	June 30, 2026	December 31, 2025

Financial liability (1,3)	-	296
Private Warrants (2)	-	786
Total	-	1,082

Schedule of Warrants Fair Value

The key inputs that were used in the Private Warrants fair value were:

	February 5, 2026 (*)	December 31, 2025
Stock price	0.65	0.9
Exercise price	1.28	1.28
Risk-free interest rate	3.46%	3.48%
Expected volatility	79.35%	80.59%
Expected dividend yield	0%	0%
Expected term of warrants (years)	1.5 years	1.5 years

(*)     Revaluation of the warrant prior to the amendment of the terms and reclassification to equity